Long-Term Debt - Components (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Long-Term Debt
Long-term debt	$ 918,585	$ 909,653
Net of debt issuance costs	914,500
Less: current installments	181,060	258,739
Less: unamortized deferred loan issuance costs	2,030	2,080
Current portion of long-term debt	179,030	256,659
Amounts due after one year	737,525	650,914
Less: unamortized deferred loan issuance costs	2,076	2,839
Long-term debt, less current installments, and unamortized deferred loan issuance costs	735,449	648,075
$345 million loan facility
Long-Term Debt
Long-term debt	250,892	263,438
Debt instrument face amount	345,000	345,000
$240 million loan facility
Long-Term Debt
Long-term debt	169,057	186,792
Debt instrument face amount	240,000	240,000
Hilda Loan Facility
Long-Term Debt
Long-term debt	52,500	56,250
$192.1 million loan facility
Long-Term Debt
Long-term debt	140,044	144,597
Debt instrument face amount	192,100	192,100
$69 million Tuva loan facility
Long-Term Debt
Long-term debt	65,156	67,744
Debt instrument face amount	69,000
$90 million Live loan facility
Long-Term Debt
Long-term debt	72,146
Debt instrument face amount	90,000
$25 million revolving credit facility | NTT
Long-Term Debt
Long-term debt	1,500	1,500
Debt instrument face amount	25,000	25,000
$25 million revolving credit facility | Shinsei
Long-Term Debt
Long-term debt	10,000	25,000
Debt instrument face amount	25,000	25,000
Raquel Sale & Leaseback
Long-Term Debt
Long-term debt	70,892	73,653
Torill Sale & Leaseback
Long-Term Debt
Long-term debt	$ 86,398	$ 90,679